Ordinary Shares - Schedule of Ordinary Shares (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) shares
Schedule of Ordinary Shares [Line Items]
Number of shares, as of 1 January 2023 | shares	40,440,000
Issuance of ordinary shares | $	$ 91,780
Conversion of Financial liabilities at FVTPL | $	$ 329,539
Number of shares, as at 31 December 2023 | shares
Ordinary shares [member]
Schedule of Ordinary Shares [Line Items]
Ordinary shares, as of 1 January 2023 | $	$ 3
Issuance of ordinary shares | $	1
Conversion of Series A convertible preferred shares | $	1
Conversion of Financial liabilities at FVTPL | $	5
Ordinary shares, as at 31 December 2023 | $	$ 10
Issued capital [member]
Schedule of Ordinary Shares [Line Items]
Number of shares, as of 1 January 2023 | shares	25,440,000
Issuance of ordinary shares | shares	12,717,391
Conversion of Series A convertible preferred shares | shares	14,560,000
Conversion of Financial liabilities at FVTPL | shares	42,983,414
Number of shares, as at 31 December 2023 | shares	95,700,805